CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Cash and Cash Equivalents (Details) ₽ in Millions, $ in Millions	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)
Cash and Cash Equivalents
Cash	₽ 60,006	$ 812.3	₽ 35,829
Cash equivalents:
Bank deposits	72,369	979.6	20,192
Investments in money market funds	4	0.1	3
Other cash equivalents	19	0.2	391
Total cash and cash equivalents	₽ 132,398	$ 1,792.2	₽ 56,415	$ 763.6	₽ 68,798	₽ 42,662